Goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Goodwill
15.	Goodwill

(1)	Goodwill as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Goodwill related to acquisition of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Other goodwill		250,338	267,773

	￦	1,915,017	1,932,452

Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): fixed-line telecommunication services; and

•	other goodwill: e-commerce and other.

(*1) Goodwill related to acquisition of Shinsegi Telecom, Inc.

The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 6.6% to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 0.4% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the Group’s long-term wireless telecommunication business growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(*2) Goodwill related to acquisition of SK Broadband Co., Ltd.

The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 5.1% to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the Group’s long-term wireless telecommunication business growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(2)	Details of the changes in goodwill for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Beginning balance	￦	1,932,452	1,908,590
Acquisition		35,221	19,974
Impairment loss		(33,441)	—
Other		(19,215)	3,888

	￦	1,915,017	1,932,452

Accumulated impairment losses as of December 31, 2017 and 2016 are ￦50,710 million and ￦17,269 million, respectively.